Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Mar. 31, 2022	$ 54	$ 624	$ (60,395)	$ 9,468,667	$ (48,718)	$ (10,035,537)	$ 1,333	$ (673,972)
Balance (in Shares) at Mar. 31, 2022	545,386	2,099,930	(473)
Net income (loss)						44,550		44,550
Investment from shareholder				150,000				150,000
Currency translation adjustment							337	337
Share issuance		$ 2,891		2,337,046				2,339,937
Share issuance (in Shares)		289,104,000
Share offering costs				(90,478)				(90,478)
Share-based payment		$ 4		35,996				36,000
Share-based payment (in Shares)		360,000
Balance at Mar. 31, 2023	$ 54	$ 3,519	$ (60,395)	11,901,231	(48,718)	(9,990,987)	1,670	1,806,374
Balance (in Shares) at Mar. 31, 2023	545,386	291,563,930	(473)
Net income (loss)						942,642		942,642
Other comprehensive loss							(137)	(137)
Balance at Jun. 30, 2023	$ 54	$ 3,519	$ (60,395)	11,901,231	(48,718)	(9,048,345)	1,533	2,748,879
Balance (in Shares) at Jun. 30, 2023	545,386	291,563,930	(473)
Balance at Mar. 31, 2023	$ 54	$ 3,519	$ (60,395)	11,901,231	(48,718)	(9,990,987)	1,670	1,806,374
Balance (in Shares) at Mar. 31, 2023	545,386	291,563,930	(473)
Net income (loss)						1,564,538		1,564,538
Currency translation adjustment							(1,670)	(1,670)
Offset with due to related party balance					48,718			48,718
Balance at Mar. 31, 2024	$ 54	$ 3,519	$ (60,395)	11,901,231		(8,426,449)		3,417,960
Balance (in Shares) at Mar. 31, 2024	545,386	291,563,930	(473)
Net income (loss)						459,380		459,380
Balance at Jun. 30, 2024	$ 54	$ 3,519	$ (60,395)	$ 11,901,231		$ (7,967,069)		$ 3,877,340
Balance (in Shares) at Jun. 30, 2024	545,386	291,563,930	(473)